Earnings per Share	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Earnings per Share

NOTE 29 — EARNINGS PER SHARE

	Year
	2017 (4)	2016(2) (3) (4)	2015(2) (3) (4)
	(In millions of US$, excepted per share data)
Net income attributable to shareholders(a)	(514.9)	(573.4)	(1,450.2)
Less financial expenses on convertible bond, net of tax	15.1	14.3	16.8

Adjusted net income attributable to shareholders for diluted earnings per shares(b)	(499.8)	(559.1)	(1,433.4)
Effect of dilution
Ordinary shares outstanding at the beginning of the year(c)	46,038,287	12,647,881	12,647,881
Weighted average number of ordinary shares outstanding during the year(d)	—	30,607,872	—

Weighted average number of ordinary shares outstanding((e) =(c) +(d))	46,038,287	43,255,753	12,647,881

Total dilutive potential shares from stock options(1)	—	—	—

Total dilutive potential shares from performance shares allocation(1)	—	—	—

Total dilutive potential shares from Convertible bonds(1)	—	—	—

Dilutive weighted average number of shares outstanding adjusted when dilutive(f)	46,038,287	43,255,753	12,647,881

Earnings per share
Basic(a)/(e)	(11.18)	(13.26)	(114.66)
Diluted(b)/(f) (5)	(11.18)	(13.26)	(114.66)

(1)

As our net result was a loss, stock options, performance shares plans and convertible bonds had an anti-dilutive effect; as a consequence, potential shares linked to those instruments were not taken into account in the dilutive weighted average number of shares or in the calculation of diluted loss per share.

(2)

As a result of the February 5, 2016 CGG S.A. capital increase via an offering of preferential subscription rights to existing shareholders, the calculation of basic and diluted earnings per shares for 2015 has been adjusted retrospectively. Number of ordinary shares outstanding has been adjusted to reflect the proportionate change in the number of shares.

(3)

As a result of the July 20, 2016 reverse stock split the calculation of basic and diluted earnings per shares for 2015 has been adjusted retrospectively. Number of ordinary shares outstanding has been adjusted to reflect the proportionate change in the number of shares.

(4)

As a result of the February 21, 2018 CGG S.A. capital increase via an offering of preferential subscription rights to existing shareholders, the calculation of basic and diluted earnings per share for 2017, 2016 and 2015 has been adjusted retrospectively. Number of ordinary shares outstanding has been adjusted to reflect the proportionate change in the number of shares.

(5)

As our net result was a loss, the restatement of “financial expenses on convertible bond, net of tax” had an anti-dilutive effect and shouldn’t be taken into account in the calculation of diluted loss per share. As a result the formula for the diluted loss per share is (a) / (f).